DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.4%
	EQUITY - 50.4%
55,200	Franklin FTSE Australia ETF(a)	$ 1,285,608
100,730	Franklin FTSE Brazil ETF	1,828,149
62,100	Franklin FTSE Canada ETF	1,745,010
122,989	Franklin FTSE China ETF	2,078,514
120,789	Franklin FTSE Germany ETF(a)	1,851,695
64,394	Franklin FTSE Hong Kong ETF(a)	1,222,037
154,500	Franklin FTSE Japan ETF	3,349,560
69,765	Franklin FTSE Russia ETF(a)(b)(c)	698
64,970	Franklin FTSE South Korea ETF	1,080,854
160,500	Franklin FTSE Switzerland ETF(a)	4,186,675
68,020	Franklin FTSE Taiwan ETF(a)	2,072,127
132,701	Franklin FTSE United Kingdom ETF	2,596,959
15,000	iShares MSCI Brazil ETF	444,450
11,100	iShares MSCI Chile ETF	266,400
112,424	iShares MSCI France ETF	3,012,963
81,662	iShares MSCI India ETF	3,330,176
110,474	iShares MSCI Japan ETF	5,396,655
22,695	iShares MSCI Malaysia ETF	458,212
47,479	iShares MSCI New Zealand ETF	1,955,185
22,707	iShares MSCI South Africa ETF	818,360
73,757	iShares MSCI Switzerland ETF	2,762,200
20,189	iShares MSCI Thailand ETF	1,312,083
105,404	iShares MSCI United Kingdom ETF	2,762,639
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,394,373)	45,817,209

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 30.3%
MONEY MARKET FUND - 30.3%
27,553,640	First American Treasury Obligations Fund, Class X, 2.87% (Cost $27,553,640)(d)	$ 27,553,640

	TOTAL INVESTMENTS - 80.7% (Cost $82,948,013)	$ 73,370,849
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.3%	17,585,125
	NET ASSETS - 100.0%	$ 90,955,974

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Investment in an affiliate.
(b)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(c)	Restricted security.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2022.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.5%
	EQUITY - 53.9%
89,165	Communication Services Select Sector SPDR Fund	$ 4,270,112
35,510	Consumer Discretionary Select Sector SPDR Fund	5,058,400
97,805	Consumer Staples Select Sector SPDR Fund	6,526,528
80,395	Energy Select Sector SPDR Fund	5,790,048
481,244	Financial Select Sector SPDR Fund	14,610,567
124,391	Health Care Select Sector SPDR Fund	15,064,993
47,676	Industrial Select Sector SPDR Fund	3,949,480
7,423	iShares Russell 2000 Value ETF	957,047
37,151	Materials Select Sector SPDR Fund	2,526,640
83,474	Technology Select Sector SPDR Fund	9,915,042
		68,668,857
	FIXED INCOME - 43.6%
46,000	Avantis Short-Term Fixed Income ETF	2,098,847
9,093	iShares 0-5 Year TIPS Bond ETF	873,928
254,456	iShares Floating Rate Bond ETF	12,791,503
422,500	SPDR Bloomberg 1-3 Month T-Bill ETF	38,701,000
36,000	SPDR Portfolio Short Term Treasury ETF	1,040,760
		55,506,038

	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,553,561)	124,174,895

	SHORT-TERM INVESTMENT — 28.0%
	MONEY MARKET FUND - 28.0%
35,695,903	First American Treasury Obligations Fund, Class X, 2.87% (Cost $35,695,903)(a)	35,695,903

	TOTAL INVESTMENTS - 125.5% (Cost $157,249,464)	$ 159,870,798
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.5)%	(32,451,435)
	NET ASSETS - 100.0%	$ 127,419,363

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.